Collaboration Agreement (Details) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
	May 15, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Collaboration Agreement (Details) [Line Items]
Allowable overruns extent in excess percentage		50.00%				50.00%
Research and development expenses		$ 483,466	$ 2,605,188
Cost reimbursement receivable	$ 27,169
Research and development expenses		453,968	38,912	$ 12,971	$ 95,835	$ 155,646
Joint Steering Committee [Member]
Collaboration Agreement (Details) [Line Items]
Research and development expenses		$ 29,498	$ 24,186
Research and Development Expense [Member]
Collaboration Agreement (Details) [Line Items]
Research and development expenses				$ 28,921	$ 4,780	$ 24,186